Share capital - Stock options excluded from the calculation of diluted loss per share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Stock options excluded from the calculation of diluted earnings per share	4.8	5.6